FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit Facility
Financial Instruments
Discount rate	7.40%
Financial liabilities	$ 185,000
Convertible notes
Financial Instruments
Discount rate	8.30%
Financial liabilities	$ 175,000
Carrying value | Amortized cost, liabilities | Trade payables.
Financial Instruments
Financial liabilities		$ 21,608
Carrying value | Amortized cost, liabilities | Trade payables and accrued liabilities
Financial Instruments
Financial liabilities	101,618
Carrying value | Amortized cost, liabilities | Credit Facility
Financial Instruments
Financial liabilities	184,144
Carrying value | Amortized cost, liabilities | Convertible notes
Financial Instruments
Financial liabilities	171,591
Carrying value | Derivative liabilities | FVTPL, financial liabilities
Financial Instruments
Financial liabilities, fair value	200,137
Carrying value | Amortized costs, financial asset | Cash
Financial Instruments
Financial assets	420,776	160,849
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets		65
Carrying value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets	2,305	763
Carrying value | FVTPL, financial assets | Accounts receivable
Financial Instruments
Financial assets	6,251
Carrying value | FVTPL, financial assets | Derivative assets
Financial Instruments
Financial assets, fair value	32,000	3,387
Carrying value | FVTPL, financial assets | Derivative liabilities
Financial Instruments
Financial liabilities, fair value		249
Level 1 of fair value hierarchy | Fair value | FVTPL, financial assets | Accounts receivable
Financial Instruments
Financial assets, fair value	58
Level 2 of fair value hierarchy | Fair value | Amortized cost, liabilities | Credit Facility
Financial Instruments
Financial liabilities	185,000
Level 2 of fair value hierarchy | Fair value | Amortized cost, liabilities | Convertible notes
Financial Instruments
Financial liabilities	175,000
Level 2 of fair value hierarchy | Fair value | Derivative liabilities | FVTPL, financial liabilities
Financial Instruments
Financial liabilities, fair value	200,137
Level 2 of fair value hierarchy | Fair value | FVTPL, financial assets | Accounts receivable
Financial Instruments
Financial assets, fair value	6,193
Level 2 of fair value hierarchy | Fair value | FVTPL, financial assets | Derivative assets
Financial Instruments
Financial assets, fair value	$ 32,000	3,387
Level 2 of fair value hierarchy | Fair value | FVTPL, financial assets | Derivative liabilities
Financial Instruments
Financial liabilities, fair value		$ 249